Investments (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Total mortgage loans	$ 7,139	$ 6,679
Mortgage loans.
Average carrying value and interest income recognized on impaired mortgage loans
Average impaired mortgage loans	210	278	327
Mortgage loans, non-impaired
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	6,659	5,923
Variable rate mortgage loans	236	567
Total mortgage loans	6,895	6,490
Net carrying value of impaired mortgage loans
Impaired mortgage loans with a valuation allowance	244	168
Impaired loans without a valuation allowance		21
Total impaired mortgage loans	244	189
Valuation allowance on impaired mortgage loans	63	84	95
Rollforward of the valuation allowance on impaired mortgage loans
Valuation allowance on impaired mortgage loans, beginning balance	84	95	4
Net increase in valuation allowance	37	65	97
Charge offs	(58)	(76)	(6)
Valuation allowance on impaired mortgage loans, ending balance	63	84	95
Carrying value of past due mortgage loans
Less than 90 days past due		12
90 days or greater past due	43	78
Total past due	43	90
Current loans	7,096	6,589
Carrying value of mortgage loans	7,139	6,679
Mortgage loans, non-impaired | Below 1.0
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	345	280
Total mortgage loans	345	280
Mortgage loans, non-impaired | 1.0 - 1.25
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	1,527	1,583
Variable rate mortgage loans	44	16
Total mortgage loans	1,571	1,599
Mortgage loans, non-impaired | 1.26 - 1.50
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	1,573	1,520
Variable rate mortgage loans	24	5
Total mortgage loans	1,597	1,525
Mortgage loans, non-impaired | Above 1.50
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	3,214	2,540
Variable rate mortgage loans	168	546
Total mortgage loans	$ 3,382	$ 3,086